CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) (Parenthetical)	Sep. 04, 2015
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) [Abstract]
Reverse stock split ratio	30